Common Stock - Summary of Conversions of Stock (Detail) - Rigetti Computing, Inc [Member]	Dec. 31, 2021 shares
Common Class A [Member]
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	106,414,935
Common Class A [Member] | Series C Preferred Stock [Member]
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	69,223,658
Common Class A [Member] | Stock-Based Awards - Options Outstanding
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	14,572,344
Common Class A [Member] | Stock-Based Awards - RSUs Outstanding
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	6,846,961
Common Class A [Member] | Stock-Based Awards - Options Available for Future Grant
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	4,954,141
Common Class A [Member] | Common Stock Warrants
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	10,817,831
Common Class B [Member]
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,687,836
Common Class B [Member] | Series C-1 Preferred Stock [Member]
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,687,836